Consolidating Financial Information (Tables)	12 Months Ended
Apr. 02, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

	Condensed Consolidating Balance Sheet
	April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$220,633	$205,248	$—	$425,881
Short-term investments	—	186,808	—	—	186,808
Accounts receivable, less allowance	—	203,488	112,868	—	316,356
Intercompany accounts and notes receivable	—	532,508	404,330	(936,838)	—
Inventories	—	186,627	325,346	(84,422)	427,551
Prepaid expenses	—	56,151	7,699	—	63,850
Other receivables	—	37,033	10,347	—	47,380
Other current assets	—	40,866	518	—	41,384
Total current assets	—	1,464,114	1,066,356	(1,021,260)	1,509,210
Property and equipment, net	—	807,586	239,495	(193)	1,046,888
Goodwill	—	1,868,816	266,881	—	2,135,697
Intangible assets, net	—	786,314	1,026,201	—	1,812,515
Long-term investments	—	26,050	—	—	26,050
Long-term intercompany accounts and notes receivable	—	564,397	267,823	(832,220)	—
Investment in subsidiaries	6,151,120	1,645,846	—	(7,796,966)	—
Other non-current assets	1,091	39,478	25,890	—	66,459
Total assets	$6,152,211	$7,202,601	$2,892,646	$(9,650,639)	$6,596,819
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$141,792	$66,508	$(2,936)	$205,364
Intercompany accounts and notes payable	—	404,330	532,508	(936,838)	—
Accrued liabilities	25,445	93,609	18,835	—	137,889
Other current liabilities	—	20,122	10,426	—	30,548
Total current liabilities	25,445	659,853	628,277	(939,774)	373,801
Long-term debt, net	988,130	—	—	—	988,130
Deferred tax liabilities	(93,340)	195,462	50,038	—	152,160
Long-term intercompany accounts and notes payable	232,303	267,823	332,094	(832,220)	—
Other long-term liabilities	—	39,288	43,768	—	83,056
Total liabilities	1,152,538	1,162,426	1,054,177	(1,771,994)	1,597,147
Total stockholders’ equity	4,999,673	6,040,175	1,838,469	(7,878,645)	4,999,672
Total liabilities and stockholders’ equity	$6,152,211	$7,202,601	$2,892,646	$(9,650,639)	$6,596,819

	Condensed Consolidating Balance Sheet
	March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$154,332	$145,482	$—	$299,814
Short-term investments	—	244,830	—	—	244,830
Accounts receivable, less allowance	—	247,533	106,297	—	353,830
Intercompany accounts and notes receivable	—	482,276	194,253	(676,529)	—
Inventories	—	147,660	282,190	(82,950)	346,900
Prepaid expenses	—	48,508	3,661	—	52,169
Other receivables	—	25,268	548	—	25,816
Deferred tax assets	85,150	63,965	1,093	—	150,208
Other current assets	—	25,853	685	—	26,538
Total current assets	85,150	1,440,225	734,209	(759,479)	1,500,105
Property and equipment, net	—	684,363	199,089	(81)	883,371
Goodwill	—	1,873,706	266,880	—	2,140,586
Intangible assets, net	—	988,367	1,318,862	—	2,307,229
Long-term investments	—	4,083	—	—	4,083
Long-term intercompany accounts and notes receivable	—	353,481	222,197	(575,678)	—
Investment in subsidiaries	6,163,621	1,645,624	—	(7,809,245)	—
Other non-current assets	—	30,158	26,847	—	57,005
Total assets	$6,248,771	$7,020,007	$2,768,084	$(9,144,483)	$6,892,379
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$138,939	$44,714	$(1,185)	$182,468
Intercompany accounts and notes payable	—	194,253	482,276	(676,529)	—
Accrued liabilities	—	113,451	18,420	—	131,871
Other current liabilities	—	18,005	(7,034)	—	10,971
Total current liabilities	—	464,648	538,376	(677,714)	325,310
Deferred tax liabilities	—	245,092	65,097	—	310,189
Long-term intercompany accounts and notes payable	75,611	222,197	277,870	(575,678)	—
Other long-term liabilities	—	42,571	41,149	—	83,720
Total liabilities	75,611	974,508	922,492	(1,253,392)	719,219
Total stockholders’ equity	6,173,160	6,045,499	1,845,592	(7,891,091)	6,173,160
Total liabilities and stockholders’ equity	$6,248,771	$7,020,007	$2,768,084	$(9,144,483)	$6,892,379

Condensed Consolidating Statements of Comprehensive Income

	Consolidating Statement of Operations and Comprehensive Income (Loss)
	Fiscal Year Ended April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$2,212,062	$2,762,150	$(2,363,486)	$2,610,726
Cost of goods sold	—	1,778,336	2,060,702	(2,277,865)	1,561,173
Gross profit	—	433,726	701,448	(85,621)	1,049,553
Operating expenses:
Research and development	67,158	106,560	304,219	(29,174)	448,763
Marketing and selling	28,438	127,499	285,354	(20,824)	420,467
General and administrative	43,920	24,315	75,239	(29,842)	113,632
Other operating expense	—	50,928	2,447	1,348	54,723
Total operating expenses	139,516	309,302	667,259	(78,492)	1,037,585
Income (loss) from operations	(139,516)	124,424	34,189	(7,129)	11,968
Interest expense	(21,895)	(2,419)	(3,029)	4,027	(23,316)
Interest income	—	2,650	3,003	(3,585)	2,068
Other income (expense)	—	5,467	(298)	1,249	6,418
(Loss) income before income taxes	(161,411)	130,122	33,865	(5,438)	(2,862)
Income tax (expense) benefit	44,014	(49,751)	(20,246)	—	(25,983)
Income in subsidiaries	88,552	—	—	(88,552)	—
Net (loss) income	$(28,845)	$80,371	$13,619	$(93,990)	$(28,845)

Comprehensive (loss) income	$(31,854)	$76,118	$14,862	$(90,980)	$(31,854)

	Consolidating Statement of Operations and Comprehensive Income (Loss)
	Fiscal Year Ended March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$2,523,495	$1,408,913	$(2,221,442)	$1,710,966
Cost of goods sold	—	1,910,297	1,260,814	(2,149,453)	1,021,658
Gross profit	—	613,198	148,099	(71,989)	689,308
Operating expenses:
Research and development	18,335	202,337	45,751	(8,929)	257,494
Marketing and selling	7,579	101,068	78,193	(22,183)	164,657
General and administrative	16,197	59,470	11,862	(2,300)	85,229
Other operating expense	—	55,774	3,475	213	59,462
Total operating expenses	42,111	418,649	139,281	(33,199)	566,842
Income (loss) from operations	(42,111)	194,549	8,818	(38,790)	122,466
Interest expense	—	(2,770)	(1,583)	2,932	(1,421)
Interest income	—	1,009	2,281	(2,840)	450
Other (expense) income	—	(906)	694	(42)	(254)
Income (loss) before income taxes	(42,111)	191,882	10,210	(38,740)	121,241
Income tax benefit (expense)	13,350	73,268	(11,556)	—	75,062
Income in subsidiaries	35,243	—	—	(35,243)	—
Net income (loss)	$6,482	$265,150	$(1,346)	$(73,983)	$196,303

Comprehensive income (loss)	$6,482	$269,071	$(4,606)	$(73,983)	$196,964

	Consolidating Statement of Operations and Comprehensive Income
	Fiscal Year Ended March 29, 2014
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$1,794,138	$1,003,550	$(1,649,457)	$1,148,231
Cost of goods sold	—	1,437,594	914,367	(1,608,657)	743,304
Gross profit	—	356,544	89,183	(40,800)	404,927
Operating expenses:
Research and development	—	186,596	12,625	(1,952)	197,269
Marketing and selling	—	78,170	18,404	(21,902)	74,672
General and administrative	—	69,530	9,854	(2,652)	76,732
Other operating expense	—	10,022	17,039	1,852	28,913
Total operating expenses	—	344,318	57,922	(24,654)	377,586
Income from operations	—	12,226	31,261	(16,146)	27,341
Interest expense	—	(6,583)	(1,317)	1,917	(5,983)
Interest income	—	896	1,250	(1,967)	179
Other income	—	2,223	113	—	2,336
Income before income taxes	—	8,762	31,307	(16,196)	23,873
Income tax expense	—	(304)	(10,927)	—	(11,231)
Net income	$—	$8,458	$20,380	$(16,196)	$12,642

Comprehensive income	$—	$8,461	$20,090	$(16,196)	$12,355

Condensed Consolidating Statements of Cash Flow

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$282,955	$273,171	$131,801	$—	$687,927
Investing activities:
Purchase of available-for-sale securities	—	(340,527)	—	—	(340,527)
Proceeds from maturities of available-for-sale securities	—	390,009	—	—	390,009
Purchase of investments	—	(25,000)	—	—	(25,000)
Proceeds from the sale of investments	—	11,575	—	—	11,575
Purchase of property and equipment	—	(244,817)	(70,807)	—	(315,624)
Proceeds from sale of property and equipment	—	595	258	—	853
Net cash used in investing activities	—	(208,165)	(70,549)	—	(278,714)
Financing activities:
Proceeds from debt issuances	1,175,000	—	—	—	1,175,000
Payment of debt	(175,000)	—	—	—	(175,000)
Excess tax benefit from exercises of stock options	935	—	—	—	935
Debt issuance costs	(13,588)	—	—	—	(13,588)
Proceeds from the issuance of common stock	51,875	—	—	—	51,875
Repurchase of common stock, including transaction costs	(1,300,009)	—	—	—	(1,300,009)
Tax withholding paid on behalf of employees for restricted stock units	(22,168)	—	—	—	(22,168)
Restricted cash associated with financing activities	—	131	—	—	131
Other financing	—	(28)	—	—	(28)
Net transactions with related parties	—	1,192	(1,192)	—	—
Net cash (used in) provided by financing activities	(282,955)	1,295	(1,192)	—	(282,852)
Effect of exchange rate changes on cash	—	—	(294)	—	(294)
Net increase in cash and cash equivalents	—	66,301	59,766	—	126,067
Cash and cash equivalents at the beginning of the period	—	154,332	145,482	—	299,814
Cash and cash equivalents at the end of the period	$—	$220,633	$205,248	$—	$425,881

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$25,059	$187,786	$92,779	$—	$305,624
Investing activities:
Purchase of available-for-sale securities	—	(370,734)	(17,000)	—	(387,734)
Proceeds from maturities of available-for-sale securities	—	234,185	27,000	—	261,185
Proceeds from the sale of investments	—	297	—	—	297
Purchase of business, net of cash acquired	—	165,665	58,659	—	224,324
Proceeds from the sale of business	—	1,500		—	1,500
Purchase of intangibles	—	(671)	(429)	—	(1,100)
Purchase of property and equipment	—	(116,868)	(52,994)	—	(169,862)
Proceeds from sale of property and equipment	—	7,363	85	—	7,448
Net cash (used in) provided by investing activities	—	(79,263)	15,321	—	(63,942)
Financing activities:
Payment of debt	—	(87,503)	—	—	(87,503)
Excess tax benefit from exercises of stock options	13,993	—	—	—	13,993
Debt issuance costs	—	(36)	—	—	(36)
Proceeds from the issuance of common stock	46,072	—	—	—	46,072
Repurchase of common stock, including transaction costs	(50,874)	—	—	—	(50,874)
Tax withholding paid on behalf of employees for restricted stock units	(34,250)	—	—	—	(34,250)
Other financing	—	(300)	—	—	(300)
Net transactions with related parties	—	1,376	(1,376)	—	—
Net cash used in financing activities	(25,059)	(86,463)	(1,376)	—	(112,898)
Effect of exchange rate changes on cash	—	—	(868)	—	(868)
Net increase in cash and cash equivalents	—	22,060	105,856	—	127,916
Cash and cash equivalents at the beginning of the period	—	132,272	39,626	—	171,898
Cash and cash equivalents at the end of the period	$—	$154,332	$145,482	$—	$299,814

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended March 29, 2014
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$100,954	$29,895	$—	$130,849
Investing activities:
Purchase of available-for-sale securities	—	(125,066)	29	—	(125,037)
Proceeds from maturities of available-for-sale securities	—	129,031	1,968	—	130,999
Proceeds from the sale of investments	—	2,586	—	—	2,586
Purchase of intangibles	—	(1,327)	—	—	(1,327)
Purchase of property and equipment	—	(45,439)	(21,314)	—	(66,753)
Proceeds from sale of property and equipment	—	2,383	116	—	2,499
Net cash used in investing activities	—	(37,832)	(19,201)	—	(57,033)
Financing activities:
Excess tax benefit from exercises of stock options	—	50	—	—	50
Debt issuance costs	—	(122)	—	—	(122)
Proceeds from the issuance of common stock	—	17,480	—	—	17,480
Repurchase of common stock, including transaction costs	—	(12,780)	—	—	(12,780)
Tax withholding paid on behalf of employees for restricted stock units	—	(9,113)	—	—	(9,113)
Other financing	—	240	—	—	240
Net transactions with related parties	—	35,106	(35,106)	—	—
Net cash (used in) provided by financing activities	—	30,861	(35,106)	—	(4,245)
Effect of exchange rate changes on cash	—	—	665	—	665
Net increase (decrease) in cash and cash equivalents	—	93,983	(23,747)	—	70,236
Cash and cash equivalents at the beginning of the period	—	38,289	63,373	—	101,662
Cash and cash equivalents at the end of the period	$—	$132,272	$39,626	$—	$171,898